Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Total	Total Cumulative Effect, Period of Adoption, Adjustment	Total Cumulative Effect, Period of Adoption, Adjusted Balance	Share capital	Share capital Cumulative Effect, Period of Adoption, Adjusted Balance	Shares held in trust	Shares held in trust Cumulative Effect, Period of Adoption, Adjusted Balance	Other reserves	Other reserves Cumulative Effect, Period of Adoption, Adjusted Balance	Retained earnings		Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance	Non-controlling interest		Non-controlling interest Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning balance at Dec. 31, 2017		$ 197,762			$ 194,306			$ 696		$ (917)		$ 16,794		$ 177,733				$ 3,456
Comprehensive income/(loss) for the period		24,858			24,475							1,123		23,352				383
Transfer from other comprehensive income		0										(971)		971
Dividends (see Note 23)		(16,261)			(15,675)									(15,675)				(586)
Repurchases of shares	[1]	(4,519)			(4,519)			(11)				11		(4,519)
Share-based compensation		8			8					(343)		(342)		693
Other changes in non-controlling interest		686			51									51				635
Ending balance at Dec. 31, 2018		202,534	$ 4	$ 202,538	198,646	$ 4	$ 198,650	685	$ 685	(1,260)	$ (1,260)	16,615	$ 16,615	182,606		$ 4	$ 182,610	3,888		$ 3,888
Comprehensive income/(loss) for the period		14,398			13,773							(2,069)		15,842				625
Transfer from other comprehensive income		0										(74)		74
Dividends (see Note 23)		(15,735)			(15,198)									(15,198)				(537)
Repurchases of shares	[1]	(10,286)			(10,286)			(28)				28		(10,286)
Share-based compensation		(465)			(465)					197		(49)		(613)
Other changes in non-controlling interest		13			2									2				11
Ending balance at Dec. 31, 2019		190,463			186,476			657		(1,063)		14,451		172,431				3,987
Comprehensive (loss)/income for the period		(23,093)			(23,229)							(1,832)		(21,397)	[2]			136
Comprehensive income/(loss) for the period		(23,376)
Transfer from other comprehensive income		0										270		(270)
Dividends (see Note 23)		(7,581)			(7,270)									(7,270)				(311)
Repurchases of shares		(1,214)			(1,214)			(6)				6		(1,214)
Share-based compensation		(19)			(19)					354		(143)		(230)
Other changes in non-controlling interest		(19)			566									566				(585)	[3]
Ending balance at Dec. 31, 2020		$ 158,537			$ 155,310			$ 651		$ (709)		$ 12,752		$ 142,616				$ 3,227

[1]	[C] The repurchase of shares recognised through retained earnings includes the aggregate maximum consideration to which Shell was contractually bound to under the tranches of the buyback programme, plus associated stamp duty (see Note 20).
[2]	[A] Comprehensive loss for the period of $21,397 million recognised in retained earnings includes a gain of $283 million, recognised in equity, that relates to remeasurement of a share of interest in a joint venture in respect of prior years.
[3]	[B] The change is mainly related to the non-controlling interest in Shell Midstream Partners, L.P. (SHLX) following the completion of the sale of Shell's 79% interest in the Mattox Pipeline Company LLC and certain logistics assets at the Shell Norco Manufacturing Complex to SHLX.